STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

November 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.4%
Australia - 6.4%
Alumina	2,613,200	[a]	4,083,083
National Australia Bank	133,200		2,332,598
Wesfarmers	209,800	[a]	6,012,672
Westpac Banking	379,100		6,287,498
			18,715,851
Canada - 5.1%
Royal Bank of Canada	93,600		7,661,769
The Toronto-Dominion Bank	126,300		7,282,479
			14,944,248
China - 8.0%
Alibaba Group Holding, ADR	11,700	[a]	2,340,000
Bank of China, Cl. H	5,154,500	[a]	2,067,581
China Petroleum & Chemical, Cl. H	5,874,000		3,294,161
Guangzhou R&F Properties, Cl. H	4,148,300		6,973,848
Industrial & Commercial Bank of China, Cl. H	4,734,000	[a]	3,374,496
KWG Group Holdings Ltd	697,000		765,733
Tencent Holdings	46,300	[a]	1,962,473
Zhejiang Expressway, Cl. H	2,692,700	[a]	2,356,269
			23,134,561
Czech Republic - .9%
CEZ	120,200	[a,b]	2,662,068
Finland - 2.7%
Fortum	209,750	[a]	4,942,835
Nordea Bank	406,800	[a]	2,880,853
			7,823,688
France - 5.8%
AXA	114,000	[a]	3,101,539
BNP Paribas	30,250	[a]	1,698,648
Bouygues	959	[a]	39,176
Casino Guichard Perrachon	5,100	[a]	224,410
Eutelsat Communications	39,160		642,393
Natixis	563,650	[a]	2,355,351
Renault	17,810	[a]	852,643
Societe Generale	80,000	[a]	2,517,164
Total	70,000		3,673,949
Unibail-Rodamco-Westfield	10,870	[a]	1,699,320
			16,804,593

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.4% (continued)
Germany - 2.3%
Deutsche Post	38,650	[a]	1,440,931
Muenchener Rueckversicherungs-Gesellschaft	6,600	[a]	1,894,880
ProSiebenSat.1 Media	227,900	[a]	3,417,164
			6,752,975
Greece - 1.0%
OPAP	235,400	[a]	2,894,236
Hong Kong - 2.2%
Nine Dragons Paper Holdings	1,394,000		1,419,278
PCCW	2,563,000	[a]	1,545,386
Yue Yuen Industrial Holdings	1,125,500		3,328,457
			6,293,121
Italy - 3.1%
Eni	335,000		5,061,419
Intesa Sanpaolo	1,516,600	[a]	3,843,763
			8,905,182
Japan - 14.0%
Aozora Bank	81,500		2,075,940
Canon	111,200		3,078,306
Honda Motor	62,200		1,742,884
ITOCHU	387,800		8,460,704
Japan Airlines	55,800		1,734,335
Mitsubishi	41,000		1,073,555
Mitsui & Co.	104,600		1,853,471
MS&AD Insurance Group Holdings	97,000		3,138,066
Nissan Motor	612,000		3,795,401
NTT Docomo	53,700		1,473,310
Sumco	31,000		478,927
Sumitomo	107,800		1,624,067
Takeda Pharmaceutical	132,600		5,397,040
Tokyo Electron	23,500		4,852,222
			40,778,228
Luxembourg - 1.7%
RTL Group	103,350	[a]	4,930,168
Macau - 1.8%
Sands China	1,084,200	[a]	5,124,571
Netherlands - 1.5%
Royal Dutch Shell, Cl. A	150,400		4,300,834
Royal Dutch Shell, Cl. B	881		24,948
			4,325,782
New Zealand - 2.7%
Auckland International Airport	194,800		1,128,954
Spark New Zealand	2,272,100		6,620,381
			7,749,335

Description	Shares		Value ($)
Common Stocks - 95.4% (continued)
Norway - 2.6%
Mowi	309,000		7,666,728
Russia - 3.6%
MMC Norilsk Nickel	4,330		1,147,174
Novolipetsk Steel	1,259,500		2,533,486
Severstal	476,700		6,727,442
			10,408,102
Singapore - 2.3%
Ascendas Real Estate Investment Trust	1,377,500		3,001,353
DBS Group Holdings	18,600		343,387
Singapore Telecommunications	1,294,000		3,197,865
			6,542,605
South Africa - 1.5%
Fortress, Cl. B	3,898,400		2,148,934
Growthpoint Properties	1,306,800		2,033,573
MTN Group	7,830	[a]	49,342
			4,231,849
South Korea - 1.4%
Hyosung	37,390	[a]	2,513,454
Samsung Electronics	33,100		1,409,584
			3,923,038
Spain - .4%
Banco Santander	327,600		1,276,563
Sweden - .3%
Hennes & Mauritz, Cl. B	49,900		962,975
Switzerland - 4.2%
Nestle	30,650	[a]	3,185,148
Novartis	39,290	[a]	3,617,037
Roche Holding	3,701	[a]	1,140,648
Zurich Insurance Group	11,185	[a]	4,387,876
			12,330,709
Taiwan - 5.8%
Asustek Computer	598,000	[a]	4,517,756
Globalwafers	153,000	[a]	1,659,855
Nan Ya Plastics	1,376,000	[a]	3,224,595
Taiwan Cement	2,425,936	[a]	3,291,777
Taiwan Semiconductor Manufacturing	348,000		3,478,802
Transcend Information	242,400	[a]	568,054
Uni-President Enterprises	13,000	[a]	30,891
			16,771,730
Turkey - 1.8%
TAV Havalimanlari Holding	881,000	[a]	4,122,444
Tupras Turkiye Petrol Rafinerileri	57,800	[a]	1,245,735
			5,368,179

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 95.4% (continued)
United Arab Emirates - ..6%
Dubai Islamic Bank		1,273,458	[a]	1,837,477
United Kingdom - 11.7%
AstraZeneca		25,274	[a]	2,437,881
BP		950,300		5,901,997
British American Tobacco		100,800		3,989,312
GlaxoSmithKline		266,500		6,045,648
HSBC Holdings		218,373		1,627,660
Imperial Brands		154,300		3,398,972
Legal & General Group		774,300	[a]	2,813,048
Persimmon		130,100	[a]	4,304,215
Rio Tinto		24,460	[a]	1,329,159
SSE		127,600		2,145,409
				33,993,301
Total Common Stocks (cost $265,457,461)				277,151,863

Exchange-Traded Funds - 1.9%
United States - 1.9%
iShares MSCI EAFE ETF (cost $5,566,845)		82,000	[a,c]	5,590,760
	Preferred Dividend Yield (%)
Preferred Stocks - .4%
South Korea - .4%
Hyundai Motor (cost $1,685,294)	1.40	20,630	[a]	1,259,301
		Number of Rights
Rights - .0%
Singapore - .0%
Ascendas Real Estate Investment Trust (cost $0)		220,400		48,344
	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,913,717)	1.63	1,913,717	[d]	1,913,717
Total Investments (cost $274,623,317)		98.4%		285,963,985
Cash and Receivables (Net)		1.6%		4,702,897
Net Assets		100.0%		290,666,882

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At November 30, 2019, the value of this security amounted to $2,662,068 or ..92% of net assets.

c Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $5,534,852 and the value of the collateral was $5,685,379, consisting of U.S. Government & Agency securities.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	274,489,795	2,662,068	††	-	277,151,863
Equity Securities - Preferred Stocks	1,259,301	-		-	1,259,301
Exchange-Traded Funds	5,590,760	-		-	5,590,760
Investment Companies	1,913,717	-		-	1,913,717
Rights	48,344	-		-	48,344

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $11,340,668, consisting of $31,239,922 gross unrealized appreciation and $19,899,254 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.